Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 430,073	$ (34,295)	$ (47)